Share capital - Additional information (Details)	6 Months Ended
Jun. 30, 2024 shares vote
Disclosure of classes of share capital [line items]
Exercise of share-based payment awards (in shares)	1,315,314
Ordinary shares
Disclosure of classes of share capital [line items]
Exercise of share-based payment awards (in shares)	1,315,314
Voting rights, number of votes per share | vote	1